Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (14,574)	$ (6,744)	$ (10,004)	$ (8,369)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	58	57	76	51
Stock-based compensation	1,200	722	912	552
Amortization of debt discount and issuance costs	1,983	81	963
Change in fair value of derivative liability	355		351
Gain on extinguishment of convertible notes	(928)
Changes in operating assets and liabilities:
Accounts receivable, net	(235)	(81)	(219)	(53)
Inventory	(4)	4	8	(15)
Prepaid expenses and other current assets	(1,407)	(13)	60	(66)
Accounts payable and accrued compensation	1,330	(58)	(145)	343
Accrued liabilities and deferred revenue	511	(128)	393	1,362
Net cash used in operating activities	(11,711)	(6,160)	(7,605)	(6,195)
Cash flows from investing activities:
Purchases of property and equipment	(53)	(12)	(12)	(123)
Net cash used in investing activities	(53)	(12)	(12)	(123)
Cash flows from financing activities:
Proceeds from convertible notes payable	2,600	1,500	6,800
Payments of debt issuance costs		(110)	(215)
Payments of notes payable	(516)			(65)
Proceeds from issuance of Series A Convertible Preferred Stock	4,000
Proceeds received from close of Business Combination	1,802
Proceeds from issuance of common stock	19,803			18
Proceeds from sale of convertible preferred stock and common stock warrants, net of issuance costs		4,538	4,538	4,934
Proceeds from exercise of stock options	759	5	5	15
Net cash provided by financing activities	28,448	5,933	11,128	4,902
Net increase/(decrease) in cash and cash equivalents	16,684	(239)	3,511	(1,416)
Cash and cash equivalents, beginning of period	4,753	1,242	1,242	2,658
Cash and cash equivalents, end of period	21,437	1,003	4,753	1,242
Supplemental cash flow information:
Income taxes paid			1	1
Purchases of property and equipment recorded in accounts payable	10			$ 57
Non-cash investing and financing activities
Debt discount and derivative liability at issuance of convertible notes payable	$ 270	$ 364	$ 2,529